Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	$ (40,738)	$ (34,249)
Cumulative translation adjustment	1,308	(17,499)
Charged / (Credited) to the statements of income	3,034	6,661
Deconsolidation		4,369
Business combination		(20)
Assets (Liabilities), net at ending of period	(36,396)	(40,738)
Investment Properties And Property, Plant And Equipment [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(46,591)	(38,881)
Cumulative translation adjustment	1,042	(15,597)
Charged / (Credited) to the statements of income	4,768	4,105
Deconsolidation		3,804
Business combination		(22)
Assets (Liabilities), net at ending of period	(40,781)	(46,591)
Trade And Other Receivables [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(373)	(474)
Cumulative translation adjustment		91
Charged / (Credited) to the statements of income	(249)	10
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	(622)	(373)
Investments [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		(14)
Cumulative translation adjustment	(11)	2
Charged / (Credited) to the statements of income	(25)	12
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	(36)
Intangible Assets [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(2,086)	(4,172)
Cumulative translation adjustment	181	(1,230)
Charged / (Credited) to the statements of income	320	2,101
Deconsolidation		1,215
Business combination
Assets (Liabilities), net at ending of period	(1,585)	(2,086)
Others [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(1,723)	(759)
Cumulative translation adjustment	444	(1,489)
Charged / (Credited) to the statements of income	906	525
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	(373)	(1,723)
Subtotal Liabilities [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(51,674)	(45,782)
Cumulative translation adjustment	1,722	(18,357)
Charged / (Credited) to the statements of income	3,704	7,468
Deconsolidation		5,019
Business combination		(22)
Assets (Liabilities), net at ending of period	(46,248)	(51,674)
Investment Properties and Property, Plant and Equipment [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	160	165
Cumulative translation adjustment	(326)	99
Charged / (Credited) to the statements of income	285	(104)
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	119	160
Investments [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period		25
Cumulative translation adjustment
Charged / (Credited) to the statements of income	4	(25)
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	4
Trade And Other Payables [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	3,224	4,071
Cumulative translation adjustment	139	(140)
Charged / (Credited) to the statements of income	643	(707)
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	4,006	3,224
Tax Loss Carry-Forwards [member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	6,853	5,952
Cumulative translation adjustment	(185)	696
Charged / (Credited) to the statements of income	(1,787)	203
Deconsolidation
Business combination		2
Assets (Liabilities), net at ending of period	4,881	6,853
Others [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	699	1,320
Cumulative translation adjustment	(42)	203
Charged / (Credited) to the statements of income	185	(174)
Deconsolidation		(650)
Business combination
Assets (Liabilities), net at ending of period	842	699
Subtotal Assets [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	10,936	11,533
Cumulative translation adjustment	(414)	858
Charged / (Credited) to the statements of income	(670)	(807)
Deconsolidation		(650)
Business combination		2
Assets (Liabilities), net at ending of period	9,852	10,936
Borrowings [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(901)	(1,482)
Cumulative translation adjustment	66	(134)
Charged / (Credited) to the statements of income	95	715
Deconsolidation
Business combination
Assets (Liabilities), net at ending of period	(740)	(901)
Tax inflation adjustment [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period
Charged / (Credited) to the statements of income	(2,111)
Assets (Liabilities), net at ending of period	$ (2,111)